Basic and diluted loss per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
16.	Basic and diluted loss per share:

Basic loss per share is calculated as set forth below:

Year ended December 31	2017	2016	2015

Net loss	$(29,811)	$(19,619)	$(24,462)

Weighted average number of common shares for basic loss per share	33,192,480	25,255,413	18,198,840
Loss per share – basic	$(0.90)	$(0.78)	$(1.34)

Diluted loss per share is calculated as set forth below:

Year ended December 31	2017	2016	2015

Net loss	$(29,811)	$(19,619)	$(24,462)
Less: recovery of fair value of liability classified awards	(153)	(433)	-
Diluted loss available to common shareholders	$(29,964)	$(20,052)	$(24,462)
Weighted average number of common shares for basic loss per share	33,192,480	25,255,413	18,198,840
Plus: incremental shares from assumed exercise	35,444	62,783	-
Diluted weighted average number of common shares for diluted loss per share	33,227,924	25,318,196	18,198,840
Loss per share – diluted	$(0.90)	$(0.79)	$(1.34)

For the year ended December 31, 2017, $5 of the recovery of fair value of liability classified awards has been excluded from the calculation of diluted loss available to common shareholders due to the fact that it is anti-dilutive (for the year ended December 31, 2016 - $890; for the year ended December 31, 2015 - nil).